Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

April 30, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Westcore Trust (“Registrant”)
File Nos. 002-75677
811-03373
Form N-1A Post-Effective Amendment No. 77 (1933 Act)

Dear Sir or Madam:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Registrant, an open-end management investment company.  This filing includes Post-Effective Amendment No. 77 to the Registrant’s 1933 Act Registration Statement on Form N-1A and Amendment No. 78 to its 1940 Act Registration Statement (the “Amendment”).

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act.

Please address any comments or questions to my paralegal, Allen French, at 720-917-0700.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary

cc:   Larry Greene, U.S. Securities and Exchange Commission

        Peter H. Schwartz, Davis Graham & Stubbs LLP